EMPLOYEE BENEFIT PLAN, STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at Fair Value	$ 165,547,500	$ 144,192,552
Investments at Contract Value	9,815,758	9,775,375
Notes Receivable from Participants	2,354,207	2,264,125
Net Assets Available for Benefits	$ 177,717,465	$ 156,232,052